Finance income and expense	12 Months Ended
Dec. 31, 2023
Finance income and expense
Finance income and expense

3 Finance income and expense

	2023	2022	2021
	$m	$m	$m
Finance income
Returns on deposits and equity securities	291	78	12
Fair value gains on debt and interest rate swaps	43	14	–
Interest income on income tax balances	10	3	31
Total	344	95	43
Finance expense
Interest on debt, leases and other financing costs	(1,132)	(889)	(774)
Net interest on post-employment defined benefit plan net liabilities (Note 22)	(38)	(29)	(26)
Net exchange losses	(34)	(16)	(20)
Discount unwind on contingent consideration arising from business combinations (Note 20)	(132)	(168)	(226)
Discount unwind on other long-term liabilities[1]	(200)	(216)	(248)
Fair value losses on debt and interest rate swaps	(3)	–	(4)
Interest expense on income tax balances	(87)	(28)	(2)
Total	(1,626)	(1,346)	(1,300)
Net finance expense	(1,282)	(1,251)	(1,257)

1	Included within Discount unwind on other long-term liabilities is $55m relating to the Acerta Pharma share purchase liability (2022: $108m; 2021: $161m) and the discount unwind of other payables of $100m (2022: $nil; 2021: $nil) that have arisen from intangible asset additions, see Note 20 for further details.

There was no interest capitalised during the year.

Financial instruments

Included within finance income and expense are the following net gains and losses on financial instruments:

	2023	2022	2021
	$m	$m	$m
Interest and fair value adjustments in respect of debt designated at fair value through profit or loss, net of derivatives	13	(9)	(5)
Interest and changes in carrying values of debt designated as hedged items in fair value hedges, net of derivatives	–	–	(9)
Interest and fair value changes on fixed and short-term deposits, equity securities, other derivatives and tax balances	177	54	16
Interest on debt, commercial paper, overdrafts and lease liabilities held at amortised cost	(1,004)	(837)	(738)

The interest rate fair value hedges were closed in 2021. Fair value gain or loss of $nil (2022: $nil; 2021: loss of $33m) on interest rate fair value hedging instruments and $nil fair value gain or loss (2022: $nil; 2021: gain of $29m) on the related hedged items have been included within Interest and changes in carrying values of debt designated as hedged items in fair value hedges, net of derivatives.

Fair value loss of $1m (2022: loss of $25m; 2021: loss of $19m) on derivatives related to debt instruments designated at FVPL and $7m fair value gain (2022: gain of $26m; 2021: gain of $19m) on debt instruments designated at FVPL have been included within Interest and fair value adjustments in respect of debt designated at fair value through profit or loss, net of derivatives.